Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 26,198,712	¥ 27,853,035
Amortised cost net of allowance for credit loss available for sale securities	[1],[2]	26,199,419	27,856,703
Net of Allowance for Credit Loss [Member]
Schedule of Investments [Line Items]
Amortised cost net of allowance for credit loss available for sale securities		11,466	13,617
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	[3]	599,392	520,779
Amortised cost net of allowance for credit loss available for sale securities	[1],[2],[3]	591,778	512,720
Debt securities | Negotiable certificates of deposits, asset- backed securities and collateral loan obligations
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		287,612	275,661
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		599,359	520,746
Debt securities | Foreign agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		33	33
Available-for sale and held-to-maturity securities | Accrued Income [Member]
Schedule of Investments [Line Items]
Accrued interest receivables		¥ 8,951	¥ 10,379

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥10,379 million at March 31, 2021, and ¥8,951 million at September 30, 2021 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥13,617 million at March 31, 2021, and ¥11,466 million at September 30, 2021.
[3]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥520,746 million and ¥33 million, respectively, at March 31, 2021, and ¥599,359 million and ¥33 million, respectively, at September 30, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.